Prepaid expense and other current assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Prepaid Expense And Other Current Assets
Prepaid expense and other current assets

Note 4 – Prepaid expense and other current assets

Prepaid expenses and other current assets consist of the following:

	September 30, 2022	December 31, 2021

Prepaid consulting	$239,646	$930,893
Insurance	1,717	987
Prepaid costs	90,652	27,427
Total	$332,015	$959,307

THERAPEUTIC SOLUTIONS INTERNATIONAL, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2022

Note 4 – Prepaid expense and other current assets

Prepaid expenses and other current assets consist of the following:

	December 31, 2021	December 31, 2020

Prepaid consulting	$930,893	$76,663
Insurance	987	665
Prepaid costs	27,427	-
Total	$959,307	$77,328

THERAPEUTIC SOLUTIONS INTERNATIONAL, INC.

Consolidated Notes to Financial Statements

December 31, 2021